Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization and Business
Organization and Business

1. Organization and Business

Jaguar Animal Health, Inc. (“Jaguar” or the “Company”) was incorporated on June 6, 2013 (inception) in Delaware. The Company was a majority-owned subsidiary of Napo Pharmaceuticals, Inc. (“Napo” or the “Former Parent”) until the close of the Company’s initial public offering on May 18, 2015. The Company was formed to develop and commercialize first-in-class gastrointestinal products for companion and production animals and horses. The Company’s first commercial product, Neonorm Calf, was launched in 2014 and Neonorm Foal was launched in the first quarter of 2016. In September of 2016, the Company began selling the Croton lechleri botanical extract (the “botanical extract”) to an exclusive distributor for use in pigs in China. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding in order to timely compete the development and commercialization of products. The Company operates in one segment and is headquartered in San Francisco, California.

On June 11, 2013, Jaguar issued 2,666,666 shares of common stock to Napo in exchange for cash and services. On July 1, 2013, Jaguar entered into an employee leasing and overhead agreement (the “Service Agreement”) with Napo, under which Napo agreed to provide the Company with the services of certain Napo employees for research and development and the general administrative functions of the Company. On January 27, 2014, Jaguar executed an intellectual property license agreement with Napo pursuant to which Napo transferred fixed assets and development materials, and licensed intellectual property and technology to Jaguar. On February 28, 2014, the Service Agreement terminated and the associated employees became employees of Jaguar effective March 1, 2014. See Note 9 for additional information regarding the capital contributions and Note 4 for the Service Agreement and license agreement details. Effective July 1, 2016, Napo agreed to reimburse the Company for the use of the Company’s employee’s time and related expenses, including rent and a fixed overhead amount to cover office supplies and copier use (Note 4).

On October 6, 2016, Jaguar signed a non-binding letter of intent (“LOI”) with Napo potentially to merge the two companies.  On February 8, 2017, the Company announced that it had entered into a binding agreement of terms (the “Agreement”) to merge with Napo. On March 31, 2017, Jaguar entered a definitive merger agreement with Napo. The transaction was approved by the unanimous vote of independent and disinterested members of each of Jaguar’s and Napo’s Board of Directors. Napo will operate as a wholly-owned subsidiary of Jaguar, focused on human health. The binding financial terms of the merger include a 3-to-1 Napo-to-Jaguar value ratio to calculate the relative ownership of the combined entity. As of January 31, 2017, Napo owned approximately 19% of Jaguar’s outstanding shares of common stock. The Agreement sets forth the financial terms of the merger and customary conditions to closing, which include but are not limited to completion of due diligence, receipt of a fairness opinion, and stockholder and other approvals. Additionally, the financial terms of the merger and conditions to closing include provisions that (i) Napo’s secured convertible debt shall not exceed $11.3 million and its unsecured debt shall not exceed $6.2 million, and (ii) a third party will invest $3.0 million in the Company for approximately four million shares of newly issued common stock of the Company with the investment proceeds loaned to Napo immediately prior to the consummation of the merger. The merger agreement provides that if the merger fails to close for any reason on or prior to July 31, 2017, other than as a result directly or indirectly of (x) lack of stockholder approval by either party or (y) Napo (i) failing to perform in accordance with the terms and conditions of the Agreement or the merger documents or (ii) failing to abide by or breaching the provisions or representations, warranties and covenants of the Agreement or the merger documents, then, on or before the close of business on August 7, 2017, the Company will be required to issue 2,000,000 shares of its restricted common stock to Napo.  On April 18, 2017, the Company filed the preliminary registration statement Form S-4 with the Securities and Exchange Commission for the acquisition of Napo through a merger.

Liquidity

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred recurring operating losses since inception and has an accumulated deficit of $45,151,466 as of March 31, 2017. The Company expects to incur substantial losses in future periods. Further, the Company’s future operations are dependent on the success of the Company’s ongoing development and commercialization efforts, as well as the securing of additional financing. There is no assurance that profitable operations, if ever achieved, could be sustained on a continuing basis.

The Company plans to finance its operations and capital funding needs through equity and/or debt financing, collaboration arrangements with other entities, as well as revenue from future product sales. However, there can be no assurance that additional funding will be available to the Company on acceptable terms on a timely basis, if at all, or that the Company will generate sufficient cash from operations to adequately fund operating needs or ultimately achieve profitability. If the Company is unable to obtain an adequate level of financing needed for the long-term development and commercialization of its products, the Company will need to curtail planned activities and reduce costs. Doing so will likely have an adverse effect on the Company’s ability to execute on its business plan. These matters raise substantial doubt about the ability of the Company to continue in existence as a going concern within one year after issuance date of the financial statements. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

In June 2016, the Company entered into a common stock purchase agreement with a private investor (the “CSPA”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, the investor is committed to purchase up to an aggregate of $15.0 million of the Company’s common stock over the approximately 30-month term of the agreement. As of March  31, 2017 the Company sold 2,444,486 shares for cash proceeds of $3,227,134. The CSPA limits the number of shares that the Company can sell thereunder to 2,027,490 shares, which equals 19.99% of the Company’s outstanding shares as of the date of the CSPA (such limit, the “19.99% exchange cap”), unless either (i) the Company obtains stockholder approval to issue more than such 19.99% exchange cap or (ii) the average price paid for all shares of the Company’s common stock issued under the CSPA is equal to or greater than $1.32 per share (the closing price on the date the CSPA was signed), in either case in compliance with Nasdaq Listing Rule 5635(d). The Company held its 2017 Annual Meeting on May 8, 2017. At the 2017 Annual Meeting, the Company’s stockholders voted on the approval, pursuant to Nasdaq Listing Rule 5635(d), of the issuance of an additional 3,555,514 shares of the Company’s common stock under the CSPA, which when combined with the 2,444,486 shares that the Company has already sold pursuant to the CSPA, equals an aggregate of 6,000,000 shares.

1. Organization and Business

        Jaguar Animal Health, Inc. ("Jaguar" or the "Company") was incorporated on June 6, 2013 (inception) in Delaware. The Company was a majority-owned subsidiary of Napo Pharmaceuticals, Inc. ("Napo" or the "Former Parent") until the close of the Company's initial public offering on May 18, 2015. The Company was formed to develop and commercialize first-in-class gastrointestinal products for companion and production animals and horses. The Company's first commercial product, Neonorm Calf, was launched in 2014 and Neonorm Foal was launched in the first quarter of 2016. In September of 2016, the Company began selling the Croton lechleri botanical extract (the "botanical extract") to an exclusive distributor for use in pigs in China. The Company's activities are subject to significant risks and uncertainties, including failing to secure additional funding in order to timely compete the development and commercialization of products. The Company operates in one segment and is headquartered in San Francisco, California.

        On June 11, 2013, Jaguar issued 2,666,666 shares of common stock to Napo in exchange for cash and services. On July 1, 2013, Jaguar entered into an employee leasing and overhead agreement (the "Service Agreement") with Napo, under which Napo agreed to provide the Company with the services of certain Napo employees for research and development and the general administrative functions of the Company. On January 27, 2014, Jaguar executed an intellectual property license agreement with Napo pursuant to which Napo transferred fixed assets and development materials, and licensed intellectual property and technology to Jaguar. On February 28, 2014, the Service Agreement terminated and the associated employees became employees of Jaguar effective March 1, 2014. See Note 9 for additional information regarding the capital contributions and Note 4 for the Service Agreement and license agreement details. Effective July 1, 2016, Napo agreed to reimburse the Company for the use of the Company's employee's time and related expenses, including rent and a fixed overhead amount to cover office supplies and copier use.

        On October 6, 2016, Jaguar signed a non-binding letter of intent ("LOI") with Napo potentially to merge the two companies.

Reverse Stock Split

        In October 2014, the Board of Directors and stockholders approved a 1-for-1.5 reverse stock split (the "Reverse Split") of the Company's outstanding shares of common stock and increased the number of authorized shares of common stock from 10,000,000 shares to 15,000,000 shares. The Company effected the Reverse Split on October 27, 2014. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into two-thirds of one share of common stock, without any action by the stockholder. Fractional shares were rounded down to the nearest whole share. All share and per share amounts have been restated to reflect the Reverse Split.

Initial Public Offering

        On May 18, 2015, the Company completed an initial public offering ("IPO") of its common stock. In connection with its IPO, the Company issued and sold 2,860,000 shares of common stock at a price to the public of $7.00 per share. As a result of the IPO, the Company received $15.9 million in net proceeds, after deducting underwriting discounts and commissions of $1.2 million and offering expenses of $2.9 million ($3.3 million including non-cash offering expenses) payable by the Company. In connection with the IPO, the Company's outstanding shares of convertible preferred stock were automatically converted into 2,010,596 shares of common stock and the Company's outstanding warrants to purchase convertible preferred stock were all converted to warrants to purchase common stock.

Liquidity

        The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred recurring operating losses since inception and has an accumulated deficit of $40,436,108 as of December 31, 2016. The Company expects to incur substantial losses in future periods. Further, the Company's future operations are dependent on the success of the Company's ongoing development and commercialization efforts. There is no assurance that profitable operations, if ever achieved, could be sustained on a continuing basis.

        The Company plans to finance its operations and capital funding needs through equity and/or debt financing as well as revenue from future product sales. However, there can be no assurance that additional funding will be available to the Company on acceptable terms on a timely basis, if at all, or that the Company will generate sufficient cash from operations to adequately fund operating needs or ultimately achieve profitability. If the Company is unable to obtain an adequate level of financing needed for the long-term development and commercialization of its products, the Company will need to curtail planned activities and reduce costs. Doing so will likely have an adverse effect on the Company's ability to execute on its business plan. These matters raise substantial doubt about the ability of the Company to continue in existence as a going concern within one year after issuance date of the financial statements. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

        In June 2016, the Company entered into a common stock purchase agreement with a private investor (the "CSPA"), which provides that, upon the terms and subject to the conditions and limitations set forth therein, the investor is committed to purchase up to an aggregate of $15.0 million of the Company's common stock over the approximately 30-month term of the agreement. As of December 31, 2016 the Company sold 2,027,490 shares for net cash proceeds of $2,676,700. Under the CSPA, the Company cannot issue more than the 2,027,490 shares of common stock already issued unless the price per share is $1.32 (the closing price on the date that the CSPA was signed).